Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies [Line Items]
Federal depository insurance corporation coverage (in Dollars)	$ 250,000		$ 250,000
Effective tax rate	24.60%	0.00%
Statutory tax rate	21.00%		21.00%	21.00%
Class A Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Shares subject to possible redemption	28,750,000		28,750,000	28,750,000
Aggregate of shares	25,500,000		25,500,000
Number of classes of shares	2
Class B Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Number of classes of shares	2